401 (k) Plan	12 Months Ended
Dec. 31, 2013
401 (k) Plan

Note 11. 401(k) Plan

The Company has a qualified defined contribution plan under Section 401(k) of the Internal Revenue Code covering eligible employees.  The Company did not make any matching contributions to this plan in the periods presented.